Other Expenses - Summary of Other Expenses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Expenses by nature [abstract]
Stores, spare parts and tools consumed	$ 174.9	₨ 12,790.5	₨ 15,007.1	₨ 24,441.5
Freight and transportation expenses	781.8	57,157.9	64,843.0	78,044.7
Research and product development cost	714.9	52,266.2	41,884.9	42,245.7
Warranty and product liability expenses	1,050.7	76,819.4	109,012.1	118,921.4
Allowance for trade and other receivables, and finance receivables	137.9	10,079.5	8,130.6	5,344.3
Works operation and other expenses	2,587.5	189,167.2	253,776.6	259,133.9
Repairs to building and plant and machinery	58.6	4,282.3	5,853.8	6,115.7
Processing charges	132.1	9,656.7	10,700.5	16,343.6
Power and fuel	152.2	11,128.7	12,649.5	15,859.3
Insurance	46.0	3,362.4	3,338.6	3,552.3
Publicity	599.7	43,846.3	76,142.4	87,296.3
Total	$ 6,436.3	₨ 470,557.1	₨ 601,339.1	₨ 657,298.7